SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands	Mar. 30, 2022	Jan. 05, 2022 USD ($) $ / shares shares	Feb. 08, 2022 ft²
Subsequent Event [Line Items]
Proceeds from Loans | $		$ 180
Proceeds from Contributed Capital | $		$ 5,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Area of Land | ft²			11,687
Series B Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares		$ 0.05
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Loans | $		$ 180
Proceeds from Contributed Capital | $		$ 5,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Area of Land | ft²			11,687
Bonus description	the Company Board determined to allot the Bonus referred to in Note 9G as follows: 65% of such bonus amounts were allocated to the Company’s Chief Executive Officer, 25% to the Company’s Chief Financial Officer and 5% to one of the directors
Subsequent Event [Member] | Convertible Note Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price | $ / shares		$ 0.05
Conversion price per share | $ / shares		$ 0.05
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Warrant outstanding | shares		6,666,667
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Warrant outstanding | shares		6,666,667
Warrant exercise price | $ / shares		$ 0.05